CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 309,793	$ 190,778
Restricted cash	22,539	7,000
Short-term deposits	0	5,020
Fees and other receivables (including related party receivables of $49,427 and $32,332 of December 31, 2022 and December 31, 2021, respectively)	59,219	32,332
Investments in loans and securities	1,007	5,142
Prepaid expenses and other current assets (including related party assets of $18,783 and $1,367 as of December 31, 2022 and December 31, 2021, respectively)	27,258	6,263
Total current assets	419,816	246,535
Restricted cash	4,744	6,797
Fees and other receivables (including related party receivables of $38,332 and $19,208 as of December 31, 2022 and December 31, 2021, respectively)	38,774	19,208
Investments in loans and securities	462,969	277,582
Equity method and other investments	25,894	14,841
Right-of-use asset	61,077
Property and equipment, net	31,663	7,648
Deferred tax assets, net		5,681
Deferred offering costs	0	11,966
Prepaid expenses and other assets	142	0
Total non-current assets	625,263	343,723
Total Assets	1,045,079	590,258
Current liabilities:
Accounts payable	1,739	11,580
Accrued expenses and other liabilities (including related party liabilities of $636 and $2,510 as of December 31, 2022 and December 31, 2021, respectively)	49,496	17,093
Operating lease liability - current	8,530
Secured borrowing - current	61,829	0
Income taxes payable - current	6,424	0
Total current liabilities	128,018	28,673
Non-current liabilities:
Warrant liability	1,400	27,469
Revolving credit facility	15,000	0
Secured borrowing - non-current	77,802	37,905
Operating lease liability - non-current	49,097
Income taxes payable - non-current	7,771	11,812
Deferred tax liabilities, net - non-current	568
Total non-current liabilities	151,638	77,186
Liabilities	279,656	105,859
Redeemable convertible preferred shares	0	307,047
Shareholders’ equity (deficit):
Additional paid-in capital	968,432	113,170
Accumulated other comprehensive income (loss)	(713)	0
Accumulated deficit	(414,199)	(111,878)
Total Pagaya Technologies Ltd. shareholders’ equity	553,520	1,292
Noncontrolling interests	211,903	176,060
Total shareholders’ equity	765,423	177,352
Total Liabilities, Redeemable Convertible Preferred Shares and Shareholders’ Equity	$ 1,045,079	$ 590,258